INCOME TAXES - Schedule of net deferred liability (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss (NOL) carryforwards	$ 13,322	$ 9,485
Research and development and alternative minimum tax (AMT) credit carryforward	1,443	1,194
Inventory	6,481	6,308
Stock-based compensation	3,254	2,467
Intellectual property agreements	4,303	3,773
Other deferred temporary differences	2,989	3,009
Intangible assets	(22,534)	(33,218)
Valuation allowance	(14,518)	(6,770)	(4,411)	(2,649)
Net deferred tax liability	$ (5,260)	$ (13,752)